Taxation - Reconciliation of Differences Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of overseas tax-exempt entities	(15.90%)	(15.50%)	(59.40%)
Effect of tax holidays	(3.00%)	(3.10%)	16.90%
Effect of lower tax rate entities	(0.10%)	(0.10%)	(0.20%)
Permanent book-tax differences	(0.20%)	(0.50%)	1.60%
Changes in valuation allowance	(2.80%)	(4.30%)	(0.70%)
Change of tax rate	0.00%	(3.00%)	(0.70%)
Withholding tax	(0.10%)	(0.30%)	(0.20%)
Effective tax rate	2.90%	(1.80%)	(17.70%)